Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended
	Nov. 30, 2018	Mar. 31, 2021 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021 USD ($)
Income tax
Tax expense					¥ 94,546	$ 14,431	¥ 101,084	¥ 61,260
Undistributed earnings that may be subject to the withholding tax		¥ 3,374,742			3,374,742											$ 515,086
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries		¥ 337,474			337,474											$ 51,509
Cayman Islands
Income tax
Withholding tax amount on dividends					0
British Virgin Islands
Income tax
Withholding tax amount on dividends					0
Hong Kong
Income tax
Tax expense					¥ 0		¥ 0	¥ 0
PRC
Income tax
Withholding tax rate					10.00%	10.00%
Beijing Jiachenhong
Income tax
HNTE preferential tax rate											15.00%			15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate				15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate												15.00%			15.00%
Zhejiang Lukou
Income tax
Certificate Validity	3 years
HNTE preferential tax rate		15.00%	15.00%						15.00%	15.00%			15.00%
Subsidiaries | PRC
Income tax
Statutory income tax rate (as a percent)					25.00%	25.00%